SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT USEFUL LIVES
Equipment	3 years
Computer equipment	2 years
Furniture and fixtures	3 years

Equipment	3 years
Computer equipment	2 years
Furniture and fixtures	3 years

SCHEDULE OF PROPERTY PLANT AND EQUIPMENT

	June 30,	December 31,
	2013	2012
Equipment	$—	$—
Computer equipment	—	—
Furniture and fixtures	—	—
	—	—
Less accumulated depreciation	—	—
Property and equipment – net	$—	$—

	June 30,	June 30,
	2013	2012
Depreciation Expense:
Three months ended	$—	$2,904
Six months ended	—	5,809
Inception to Date	33,014	31,562

	Year Ended December 31,
	2012	2011
Property and equipment
Equipment	$—	$34,851
Computer equipment	—	3,179
Furniture and fixtures	—	2,363
Total property and equipment	—	40,393
Less accumulated depreciation	—	22,004
Property and equipment - net	$—	$18,389